SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED (Detail) - USD ($)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Net income		$ 944,458	$ 856,407
Less: Income attributable to ordinary shares subject to redemption		(201,067)	(1,086,961)
Adjusted net income (loss)		$ 743,391	$ (230,554)
Weighted average ordinary shares outstanding, basic and diluted	[1]	5,136,904	4,721,185
Basic and diluted net income (loss) per ordinary share		$ 0.14	$ (0.05)

[1]	Excludes an aggregate of up to 81,701 and 13,438,929 shares subject to possible redemption at March 31, 2019 and 2018, respectively.